Item 1. Report to Shareholders

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
Certified Annual Report


Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

RETIREMENT 2040 FUND
--------------------------------------------------------------------------------
As of 5/31/04

Retirement 2040 Fund                    $14,322
Combined Index Portfolio*               $14,457
Dow Jones 100% Global Portfolio Index   $15,559
Combined Index Portfolio - Original**   $14,470

                                      Combined       Dow Jones
                      Combined           Index     100% Global
                         Index       Portfolio-      Portfolio      Retirement
                     Portfolio*       Original**         Index       2040 Fund

9/30/02            $    10,000     $    10,000     $    10,000     $    10,000

5/03                    11,909          12,063          11,909          11,878

5/04                    14,457          14,470          15,559          14,322

Performance for Advisor and R Class shares will vary from fund shares due to the differing fee structure.

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 5/31/04                               1 Year              9/30/02
--------------------------------------------------------------------------------
Retirement 2040 Fund                                 20.58%               24.05%

Combined Index Portfolio *                           21.41                24.75

Combined Index Portfolio - Original **               21.51                24.81

Dow Jones 100% Global Portfolio Index                28.98                30.37


*An unmanaged portfolio composed of 90% stocks (12% S&P 500 Stock Index,
 22.5% Russell 1000 Growth Index, 22.5% Russell 1000 Value Index, 4.5% Russell Midcap Growth Index, 4.5% Russell Midcap Value Index, 9% Russell 2000 Index, 15% MSCI EAFE Index) and 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).

**An unmanaged portfolio composed of 90% stocks (34.5% S&P 500 Stock Index,
  22.5% Russell 1000 Value Index, 4.5% Russell Midcap Growth Index, 4.5% Russell Midcap Value Index, 9% Russell 2000 Index, 15% MSCI EAFE Index) and 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
Certified Annual Report


Dear Shareholder,

We are pleased to report that your fund had a solid return of 20.58% for the year ended May 31, 2004. As shown on the preceding page, the fund modestly trailed its Combined Index Portfolio benchmarks and lagged its Dow Jones 100% Global Portfolio Index by a wider margin. For the year, strength shown by the underlying Mid-Cap Value and Value Funds could not overcome weakness in the International Stock Fund. The High Yield Fund trailed its benchmarks as well, but the New Income Fund outperformed. We would like to welcome Advisor and R Class shareholders. These share classes began operations on October 31, 2003. Advisor Class shares returned 8.45% from inception through May 31, 2004, while R Class shares returned 8.37%.

With this report, we are introducing a slightly revised blended benchmark for the fund. The new benchmark, called the Combined Index Portfolio on the preceding page, uses the Russell 1000 Growth Index to track the performance of the underlying Growth Stock Fund. For comparison purposes, we are also providing returns for the previous benchmark (Combined Index Portfolio - Original), which used the S&P 500 Stock Index as the Growth Stock Fund's benchmark. We believe the Russell 1000 Growth Index, which tracks those stocks in the large-cap Russell 1000 with higher price-to-book ratios and higher forecasted growth rates, is more appropriate for the Growth Stock Fund than the S&P 500, which tracks both growth and value large-caps.

As you know, the Retirement 2040 Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio consisting of about 90% stocks and 10% bonds for a substantial number of years, with an increasing allocation to bonds over time. About 30 years after its designated retirement year, the fund will reach and maintain an allocation of about 20% to stocks. The fund implements its strategy by investing in a set of underlying T. Rowe Price mutual funds. This fund may be appropriate for individuals who are planning to retire around 2040 and prefer a diversified approach to retirement investing.

The Interest Rate Levels chart reflects the pattern of bond yields over the fund's fiscal year. Intermediate and long-term yields ended the 12-month period significantly higher, which hampered most fixed-income securities during the entire period. (Bond prices and yields move in opposite directions.)

The Major Index Returns table shows how various asset classes performed over the course of the fiscal year. Stocks posted strong returns despite some weakness at the end of the period. The Russell 2000 Index small-cap stocks returned about 30%, outperforming the S&P 500 Stock Index's large-caps, which gained 18%. Foreign equities (MSCI EAFE Index) rose 33%, aided by a weak dollar, which fell against most major currencies. Investment-grade bonds (as measured by the Lehman Brothers U.S. Aggregate Index) declined slightly, but high-yield bonds (CS First Boston Index) gained 13%.


[GRAPHIC OMITTED]

INTEREST RATE LEVELS
--------------------------------------------------------------------------------

                               10-Year              5-Year               90-Day
                         Treasury Note       Treasury Note        Treasury Bill

5/31/03                           3.37%               2.29%                1.1%

                                  3.51                2.41                 0.85

                                  4.41                3.22                 0.94

8/03                              4.46                3.46                 0.97

                                  3.94                2.83                 0.94

                                  4.29                3.24                 0.95

11/03                             4.33                3.35                 0.93

                                  4.25                3.25                 0.92

                                  4.13                3.14                 0.91

2/04                              3.97                2.94                 0.94

                                  3.84                2.78                 0.94

                                  4.51                3.62                 0.96

5/31/04                           4.65                3.79                 1.06


Major Index Returns
--------------------------------------------------------------------------------

Period Ended 5/31/04                                                  12 Months
--------------------------------------------------------------------------------
S&P 500 Stock Index                                                       18.33%

Russell 2000 Index                                                        30.29

MSCI EAFE Index                                                           33.17

Lehman Brothers U.S. Aggregate Index                                      -0.44

CS First Boston High Yield Index                                          13.25


The Portfolio Holdings table shows how the fund's assets were allocated as of May 31, 2004, and the 12-month total return of each underlying fund. As you can see, fund assets were invested at about their target allocations. Please note that the Mid-Cap Value and International Growth & Income Funds were not in the portfolio for the entire period. To increase diversification, the fund began investing in these two underlying funds on February 27, 2004. To balance our

 Portfolio Holdings
                               Target               Actual
                           Allocation           Allocation
                                   at                as of             12-Month
Fund Name                     5/31/04              5/31/04              Returns
--------------------------------------------------------------------------------
New Income                        3.5%                 3.3%               -0.26%

High Yield                        3.5                  3.4                10.85

Equity Index 500                 12.0                 11.3                17.97

Growth Stock                     24.0                 24.1                17.79

Value                            24.0                 24.0                22.77

Mid-Cap Growth                    4.5                  4.8                25.85

Mid-Cap Value*                    4.5                  4.6                30.70

Small-Cap Stock                   9.0                  9.1                24.80

International Growth
& Income*                         7.5                  7.7                30.54

International Stock               7.5                  7.7                24.55

* Fund first invested in the Mid-Cap Value and International Growth & Income Funds on 2/27/04.

exposure to value and growth stocks among mid-caps and foreign stocks, we shifted approximately half of our MidCap Growth Fund and International Stock Fund allocations to Mid-Cap Value and International Growth & Income, respectively.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

June 21, 2004

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Investor Class
                                                      Year             9/30/02
                                                     Ended             Through
                                                   5/31/04             5/31/03
NET ASSET VALUE
Beginning of period                        $         11.79     $         10.00

Investment activities
  Net investment income (loss)                        0.11                0.08

  Net realized and unrealized gain (loss)             2.31                1.79

  Total from investment activities                    2.42                1.87

Distributions
  Net investment income                              (0.10)              (0.07)

  Net realized gain                                  (0.02)              (0.01)

  Total distributions                                (0.12)              (0.08)

NET ASSET VALUE
End of period                              $         14.09     $         11.79
                                           -----------------------------------

Ratios++

Total return^                                        20.58%              18.78%

Ratio of total expenses to average
net assets                                            0.00%               0.00%+

Ratio of net investment income (loss) to
average net assets                                    0.91%               0.84%+

Portfolio turnover rate                                1.2%               18.8%+

Supplemental Data

Weighted average expense ratio
of underlying Price funds *                           0.84%               0.88%+

Effective expense ratio                               0.84%               0.88%+

Net assets, end of period
(in thousands)                             $        89,159      $        11,586


++ Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

+    Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights               For a share outstanding throughout the period
--------------------------------------------------------------------------------
Advisor Class
                                                                      10/31/03
                                                                       Through
                                                                       5/31/04
NET ASSET VALUE
Beginning of period                                       $              13.09

Investment activities
  Net investment income (loss)                                            0.09

  Net realized and unrealized gain (loss)                                 1.01

  Total from investment activities                                        1.10

Distributions
  Net investment income                                                  (0.10)

  Net realized gain                                                      (0.02)

  Total distributions                                                    (0.12)

NET ASSET VALUE
End of period                                             $              14.07
                                                          --------------------


Ratios++

Total return^                                                             8.45%

Ratio of total expenses to average net assets                             0.25%+

Ratio of net investment income (loss) to
average net assets                                                        1.08%+

Portfolio turnover rate                                                    1.2%+

Supplemental Data

Weighted average expense ratio
of underlying Price funds *                                               1.09%+

Effective expense ratio                                                   1.34%+

Net assets, end of period
(in thousands)                                             $                277


++ Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

+    Annualized

 The accompanying notes are an integral part of these financial statements.

Financial Highlights              For a share outstanding throughout the period
--------------------------------------------------------------------------------
R Class
                                                                      10/31/03
                                                                       Through
                                                                       5/31/04

NET ASSET VALUE
Beginning of period                                       $              13.09

Investment activities
  Net investment income (loss)                                            0.09

  Net realized and unrealized gain (loss)                                 1.00

  Total from investment activities                                        1.09

Distributions
  Net investment income                                                  (0.09)

  Net realized gain                                                      (0.02)

  Total distributions                                                    (0.11)

NET ASSET VALUE
End of period                                             $              14.07
                                                          --------------------

Ratios++

Total return^                                                             8.37%

Ratio of total expenses to average net assets                             0.42%+

Ratio of net investment income (loss) to
average net assets                                                        0.58%+

Portfolio turnover rate                                                    1.2%+

Supplemental Data

Weighted average expense ratio
of underlying Price funds *                                               1.26%+

Effective expense ratio                                                   1.68%+

Net assets, end of period
(in thousands)                                             $                655

++ Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

                                  Percent of
PORTFOLIO OF INVESTMENTS (1)      Net Assets        Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

T. Rowe Price Growth Stock Fund        24.1%       881,215               21,669

T. Rowe Price Value Fund               24.0      1,058,839               21,590

T. Rowe Price Equity Index 500
Fund                                   11.3        337,890               10,221

T. Rowe Price Small-Cap
Stock Fund                              9.1        284,616                8,208

T. Rowe Price International
Growth & Income Fund                    7.7        658,343                6,959

T. Rowe Price International
Stock Fund                              7.7        598,301                6,904

T. Rowe Price Mid-Cap Growth
Fund *                                  4.8         96,041                4,315

T. Rowe Price Mid-Cap Value
Fund                                    4.6        194,430                4,138

T. Rowe Price High Yield Fund           3.4        451,133                3,086

T. Rowe Price New Income Fund           3.3        338,351                3,001

Total Investments in Securities

100.0% of Net Assets (Cost $86,043)                        $             90,091
                                                           --------------------

(1)  Denominated in U.S. dollar unless otherwise noted

* Non-income producing

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $86,043)         $             90,091

Other assets                                                                298

Total assets                                                             90,389

Liabilities

Total liabilities                                                           298

NET ASSETS                                                 $             90,091
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                135

Undistributed net realized gain (loss)                                      602

Net unrealized gain (loss)                                                4,048

Paid-in-capital applicable to 6,393,845 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       85,306

NET ASSETS                                                 $             90,091
                                                           --------------------

NET ASSET VALUE PER SHARE

Investor Class
($89,158,685/6,327,609 shares outstanding)                 $              14.09
                                                           --------------------

Advisor Class
($277,116/19,692 shares outstanding)                       $              14.07
                                                           --------------------
R Class
($654,786/46,544 shares outstanding)                       $              14.07
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        5/31/04
Investment Income (Loss)

Income
  Income distributions from underlying
  Price funds                                              $                362

Expenses
  Shareholder servicing
    Investor Class                                                          195

    R Class                                                                   1

  Registration                                                               85

  Accounting                                                                 41

  Prospectus and shareholder reports
    Investor Class                                                           16

    Advisor Class                                                             1

    R Class                                                                   1

  Legal and audit                                                            18

  Directors                                                                   5

  Rule 12b-1 fees
    Advisor Class                                                             1

    R Class                                                                   1

  Miscellaneous                                                               1

  Expenses reimbursed by underlying Price funds                            (364)

  Total expenses                                                              2

Net investment income (loss)                                                360

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Sales of underlying Price funds                                           582

  Capital gain distributions from                                            67
  underlying Price funds

  Net realized gain (loss)                                                  649

Change in net unrealized gain (loss) on
underlying Price funds                                                    3,209

Net realized and unrealized gain (loss)                                   3,858

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              4,218
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                      Year              9/30/02
                                                     Ended              Through
                                                   5/31/04              5/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $           360      $            14

  Net realized gain (loss)                             649                    1

  Change in net unrealized gain (loss)               3,209                  839

  Increase (decrease) in net assets
  from operations                                    4,218                  854

Distributions to shareholders
  Net investment income
    Investor Class                                    (232)                  (3)

    Advisor Class                                       (2)                --

    R Class                                             (2)                --

  Net realized gain
    Investor Class                                     (47)                  (1)

  Decrease in net assets from
  distributions                                       (283)                  (4)

Capital share transactions *
  Shares sold
    Investor Class                                  84,035               11,391

    Advisor Class                                      256                 --

    R Class                                            676                 --

  Distributions reinvested
    Investor Class                                     278                    4

    Advisor Class                                        2                 --

    R Class                                              2                 --

  Shares redeemed
    Investor Class                                 (10,640)                (684)

    R Class                                            (39)                --

  Increase (decrease) in net assets from
  capital share transactions                        74,570               10,711

Net Assets

Increase (decrease) during period                   78,505               11,561

Beginning of period                                 11,586                   25

End of period                              $        90,091      $        11,586
                                           ------------------------------------
(Including undistributed net investment
income (loss)of $135 at 5/31/04 and
$11 at 5/31/03)

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                      Year              9/30/02
                                                     Ended              Through
                                                   5/31/04              5/31/03
*Share information
  Shares sold
    Investor Class                         $         6,102      $         1,044

    Advisor Class                                       20                 --

    R Class                                             49                 --

  Distributions reinvested
    Investor Class                                      21                    1

  Shares redeemed
    Investor Class                                    (778)                 (65)

    R Class                                             (3)                --

  Increase (decrease) in shares outstanding          5,411                  980

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                             May 31, 2004


Notes to Financial Statement
--------------------------------------------------------------------------------

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a combination of T. Rowe Price mutual funds (underlying Price funds) representing different types of stocks and bonds, with an increasing allocation to bonds over time. The fund's allocation to stocks will remain fixed at 20% approximately 30 years after the year 2040.

The fund has three classes of shares: the Retirement 2040 Fund original share class, referred to in this report as the Investor Class, offered since September 30, 2002; Retirement 2040 Fund-Advisor Class (Advisor Class), offered since October 31, 2003; and Retirement 2040 Fund-R Class (R Class), also offered since October 31, 2003. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or administrative expenses in the form of Rule 12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Investment income and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to the fund's shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the year ended May 31, 2004 aggregated $74,752,000 and $478,000, respectively.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 were characterized as follows for tax purposes;

--------------------------------------------------------------------------------

Ordinary income                                            $            259,000

Long-term capital gains                                                  24,000

Total distributions                                        $            283,000
                                                           --------------------

At May 31, 2004, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------
Unrealized appreciation                                    $          4,274,000

Unrealized depreciation                                                (226,000)

Net unrealized appreciation (depreciation)                            4,048,000

Undistributed ordinary income                                           215,000

Undistributed long-term capital gains                                   522,000

Paid-in capital                                                      85,306,000

Net assets                                                 $         90,091,000
                                                           --------------------




At May 31, 2004, the cost of investments for federal income tax purposes was $86,043,000.


NOTE 4 - RELATED PARTIES

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of
T. Rowe Price Group, Inc., is the investment manager for the fund, and also serves as manager for the domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for the international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing agent, accounting, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The fund operates in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund, other than class-specific Rule 12b-1 fees, are reimbursed by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the expense ratio of each class reflects only its Rule 12b-1 fees. In addition, however, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets.

At May 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and Shareholders of T. Rowe Price Retirement 2040 Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Retirement 2040 Fund (one of the portfolios comprising T. Rowe Price Retirement Funds, Inc., hereafter referred to as the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
Certified Annual Report


Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $24,000 from short-term capital gains

o $24,000 from long-term capital gains, of which $16,000 was subject to the 15% rate gains category, and $8,000 to the 20% rate gains category.

For taxable non-corporate shareholders, $210,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $155,000 of the fund's income qualifies for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Retirement 2040 Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Retirement 2040 Fund
--------------------------------------------------------------------------------
About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

 Independent Directors

 Name
 (Year of Birth)       Principal Occupation(s) During Past 5 Years and
 Year Elected*         Directorships of Other Public Companies

 Anthony W. Deering    Director, Chairman of the Board, and Chief Executive
 (1945)                Officer, The Rouse Company, real estate developers;
 2002                  Director, Mercantile Bank (4/03 to present)

 Donald W. Dick, Jr.   Principal, EuroCapital Advisors, LLC, an acquisition and
 (1943)                management advisory firm
 2002

 David K. Fagin        Director, Golden Star Resources Ltd., Canyon Resources
 (1938)                Corp. (5/00 to present), and Pacific Rim Mining Corp.
 2002                  (2/02 to present); Chairman and President, Nye Corp.

 Karen N. Horn         Managing Director and President, Global Private Client
 (1943)                Services, Marsh Inc. (1999-2003); Managing Director and
 2003                  Head of International Private Banking, Bankers Trust
                       (1996-1999); Director, Eli Lilly and Company and
                       Georgia Pacific

 F. Pierce Linaweaver  President, F. Pierce Linaweaver & Associates, Inc.,
 (1934)                consulting environmental and civil engineers
 2002

 John G. Schreiber     Owner/President, Centaur Capital Partners, Inc., a real
 (1946)                estate investment company; Partner, Blackstone Real
 2002                  Estate Advisors, L.P.; Director, AMLI Residential
                       Properties Trust and The Rouse Company, real estate developers

 * Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

 Inside Directors

 Name
 (Year of Birth)
 Year Elected*
 [Number of T. Rowe
 Price Portfolios      Principal Occupation(s) During Past 5 Years and
 Overseen]             Directorships of Other Public Companies

 James A.C. Kennedy,   Director and Vice President, T. Rowe Price and T. Rowe
 CFA                   Price Group, Inc.
 (1953)
 2002
 [43]

 James S. Riepe        Director and Vice President, T. Rowe Price; Vice Chairman
 (1943)                of the Board, Director, and Vice President, T. Rowe
 2002                  Price Group, Inc.; Chairman of the Board and Director,
 [111]                 T. Rowe Price Global Asset Management Limited, T. Rowe
                       Price Global Investment Services Limited, T. Rowe
                       Price Investment Services, Inc., T. Rowe Price Retirement
                       Plan Services, Inc., and T. Rowe Price Services, Inc.;
                       Chairman of the Board, Director, President, and Trust
                       Officer, T. Rowe Price Trust Company; Director, T. Rowe
                       Price International, Inc.; Director, The Nasdaq Stock
                       Market, Inc.; Chairman of the Board, Retirement Funds

 * Each inside director serves until retirement, resignation, or election of a successor.

 Officers
 Name (Year of Birth)
 Title and Fund(s)
 Served                Principal Occupation(s)

 Brian W.H. Berghuis,  Vice President, T. Rowe Price and T. Rowe Price Group,
 CFA (1958)            Inc.
 Vice President,
 Retirement Funds

 Stephen W. Boesel     Vice President, T. Rowe Price, T. Rowe Price Group,
 (1944)                Inc., and T. Rowe Price Trust Company
 Executive Vice
 President,
 Retirement Funds

 Stephen V. Booth,     Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
 CPA (1961)            and T. Rowe Price Trust Company
 Vice President,
 Retirement Funds

 Joseph A. Carrier     Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
 (1960) Treasurer,     T. Rowe Price Investment Services, Inc., and T. Rowe
 Retirement Funds      Price Trust Company

 Jerome A. Clark,      Vice President, T. Rowe Price, T. Rowe Price Group,
 CFA (1961)            Inc., T. Rowe Price Investment Services, Inc., and
 Vice President,       T. Rowe Price Trust Company
 Retirement Funds

 Roger L. Fiery III,   Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
 CPA (1959)            T. Rowe Price International, Inc., and T. Rowe Price
 Vice President,       Trust Company
 Retirement Funds

 Unless otherwise noted, officers have been employees of T. Rowe Price or
 T. Rowe Price International for at least five years.

 Name (Year of Birth)
 Title and Fund(s)
 Served                Principal Occupation(s)

 Gregory S.            Vice President, T. Rowe Price and T. Rowe Price
 Golczewski (1966)     Trust Company
 Vice President,
 Retirement Funds

 Henry H.              Director and Vice President, T. Rowe Price Investment
 Hopkins (1942)        Services, Inc., T. Rowe Price Services, Inc., and
 Vice President,       T. Rowe Price Trust Company; Vice President, T. Rowe
 Retirement Funds      Price, T. Rowe Price Group, Inc., T. Rowe Price
                       International, Inc., and T. Rowe Price Retirement Plan
                       Services, Inc.

 Patricia B.           Assistant Vice President, T. Rowe Price and T. Rowe Price
 Lippert (1953)        Investment Services, Inc.
 Secretary,
 Retirement Funds

 Gregory A.            Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
 McCrickard,           and T. Rowe Price Trust Company
 CFA (1958)
 Vice President,
 Retirement Funds

 George A.             Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
 Murnaghan (1956)      T. Rowe Price International, Inc., T. Rowe Price
 Vice President,       Investment Services, Inc., and T. Rowe Price Trust
 Retirement Funds      Company

 Edmund M.             Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
 Notzon III, PhD,      T. Rowe Price Investment Services, Inc., and T. Rowe
 CFA (1945)            Price Trust Company
 President,
 Retirement Funds

 Larry J. Puglia,      Vice President, T. Rowe Price and T. Rowe Price Group,
 CFA, CPA (1960)       Inc.
 Vice President,
 Retirement Funds

 Brian C. Rogers,      Chief Investment Officer, Director, and Vice President,
 CFA, CIC (1955)       T. Rowe Price and T. Rowe Price Group, Inc.; Director,
 Vice President,       T. Rowe Price International, Inc.; Director and Vice
 Retirement Funds      President, T. Rowe Price Trust Company

 Mark J.               Vice President, T. Rowe Price and T. Rowe Price Group,
 Vaselkiv (1958)       Inc.
 Vice President,
 Retirement Funds

 David J.L.            Director and Vice President, T. Rowe Price; Vice
 Warren (1957)         President, T. Rowe Price Group, Inc.; Chief Executive
 Vice President,       Officer, Director, and Vice President, T. Rowe Price
 Retirement Funds      International, Inc.; Director, T. Rowe Price Global
                       Asset Management Limited and T. Rowe Price Global
                       Investment Services Limited

 Unless otherwise noted, officers have been employees of T. Rowe Price or
 T. RowePrice International for at least five years.

 Name (Year of Birth)
 Title and Fund(s)
 Served                Principal Occupation(s)

 Richard T. Whitney,   Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
 CFA (1958)            T. Rowe Price International, Inc., and T. Rowe Price
 Vice President,       Trust Company
 Retirement Funds


 Edward A.
 Wiese, CFA (1959)     Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
 Vice President,       and T. Rowe Price Trust Company; Chief Investment
 Retirement Funds      Officer, Director, and Vice President, T. Rowe Price
                       Savings Bank



 Unless otherwise noted, officers have been employees of T. Rowe Price or
 T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                             $10,774                $6,103
     Audit-Related Fees                         434                    --
     Tax Fees                                 2,730                 1,391
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004